RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

9. RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

	Property leases	Equipment leases	Total
Right-of-use assets
As of January 1, 2019	$741,930	$–	$741,930
New assets	1,471,927	–	1,471,927
Acquired through combinations and acquisitions [Note 4]	11,310,784	–	11,310,784
Depreciation	(1,209,224)	–	(1,209,224)
As of December 31, 2019	$12,315,417	$–	$12,315,417
New assets	1,137,717	891,436	2,029,153
Acquired through combinations and acquisitions [Note 4]	11,131,990	–	11,131,990
Revalued assets	179,727	–	179,727
Depreciation	(1,890,533)	(34,675)	(1,925,208)
Terminated assets	(1,127,014)	–	(1,127,014)
As of December 31, 2020	$21,747,304	$856,761	$22,604,065

Lease obligations
As of January 1, 2019	$741,930	$–	$741,930
New leases	1,471,927	–	1,471,927
Acquired through combinations and acquisitions [Note 4]	12,671,166	–	12,671,166
Repayment	(763,878)	–	(763,878)
As of December 31, 2019	$14,121,145	$–	$14,121,145
New leases	1,137,717	891,436	2,029,153
Acquired through combinations and acquisitions [Note 1 and 4]	11,170,076	–	11,170,076
Revalued leases	179,727	–	179,727
Repayment	(1,231,454)	(325,991)	(1,557,445)
Terminated leases	(1,212,293)	–	(1,212,293)
As of December 31, 2020	$24,164,918	$565,445	$24,730,363

Depreciation relating to right-of-use assets for the years ended December 31, 2020 and 2019:

	Year Ended
	December 31, 2020	December 31, 2019
Cost of goods sold	$390,730	$179,725
Expenses	1,534,479	1,029,500
Total depreciation relating to right-of-use assets	1,925,209	1,209,225

Interest expense relating to lease obligations for the years ended December 31, 2020 and 2019:

	Year Ended
	December 31, 2020	December 31, 2019
Cost of goods sold	$525,800	$258,697
Other income	912,677	577,433
Total interest expense relating to lease obligations	$1,438,477	$836,130

As of December 31, 2020 and 2019, the current and long-term lease obligations were $866,304 and $23,864,059, and $1,087,835 and $13,033,310, respectively. Also refer to Note 3.23 (Adoption of IFRS 16 – “Leases”).

The following table presents the contractual undiscounted cash flows for lease obligations as of December 31, 2020:

2021	4,307,052
2022	4,216,361
2023	4,298,489
2024	4,282,818
2025	3,796,200
2026 and beyond	41,707,890
Total undiscounted lease obligations	$62,608,810
Impact of discounting	(37,878,447)
Total lease obligations	$24,730,363